Operating expenses	12 Months Ended
Sep. 30, 2022
Operating expenses
Operating expenses

Note 5. Operating expenses[1]

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Staff expenses
Employee remuneration, entitlements and on-costs	5,111	5,369	4,428	4,476	4,666
Superannuation expense[2]	533	475	413	464	409
Share-based payments	88	97	80	85	94
Restructuring costs	134	93	94	124	92
Total staff expenses	5,866	6,034	5,015	5,149	5,261
Occupancy expenses
Lease expense	170	164	148	151	138
Depreciation and impairment of property and equipment[3]	626	955	708	559	845
Other	118	107	160	110	95
Total occupancy expenses	914	1,226	1,016	820	1,078
Technology expenses
Amortisation and impairment of software assets[3]	655	1,240	970	601	1,171
Depreciation and impairment of IT equipment[3]	177	260	272	152	228
Technology services	719	820	698	702	764
Software maintenance and licences	506	531	398	425	463
Telecommunications	144	181	216	121	157
Data processing	81	96	89	81	96
Total technology expenses	2,282	3,128	2,643	2,082	2,879
Other expenses
Professional and processing services	1,014	1,410	1,374	836	1,236
Amortisation and impairment of intangible assets and deferred expenditure[3]	123	599	523	1	512
Postage and stationery	144	156	164	112	130
Advertising	158	220	217	121	172
Non-lending losses	104	234	1,443	83	174
Impairment of investments in subsidiaries	-	-	-	(9)	19
Other	197	304	344	288	454
Total other expenses	1,740	2,923	4,065	1,432	2,697
Total operating expenses	10,802	13,311	12,739	9,483	11,915

1.

Operating expenses included estimated costs associated with AUSTRAC proceedings of nil (2021: nil, 2020: $1,478 million) which included a provision for penalty of nil (2021: nil, 2020: $1,300 million) for the Group and the Parent Entity. They also included compliance, regulation and remediation costs of $63 million (2021: $359 million, 2020: $317 million) for the Group and $63 million (2021: $306 million) for the Parent Entity. Refer to Note 26 for further details.

2.	Superannuation expense includes both defined contribution and defined benefit expense. Further details of the Group’s defined benefit plans are in Note 33.
3.	Impairment expenses included:
●	$117 million (2021: $275 million, 2020: $5 million) for property and equipment for the Group, and $116 million (2021: $248 million) for the Parent Entity;
●	$110 million (2021: $485 million, 2020: $171 million) for computer software for the Group, and $99 million (2021: $475 million) for the Parent Entity;
●	$4 million (2021: $45 million, 2020: $23 million) for IT equipment for the Group, and $4 million (2021: $41 million) for the Parent Entity; and
●	$122 million (2021: $571 million, 2020: $518 million) for goodwill and other intangible assets for the Group, and nil (2021: $487 million) for the Parent Entity.